SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Trade accounts receivable	$ 1,138,253	$ 867,027
Less: allowance for doubtful accounts	(46,705)
Total accounts receivable	$ 1,091,548	$ 867,027